Business segment information (Tables)	12 Months Ended
Dec. 31, 2025
Business segment information
Segment revenue reconciles to statutory revenues from continuing operations

	2025	2024	2023
	$ million	$ million	$ million
Reportable segment revenue
Orthopaedics	2,437	2,305	2,214
Sports Medicine & ENT	1,934	1,824	1,729
Advanced Wound Management	1,793	1,681	1,606
Revenue from external customers	6,164	5,810	5,549

Disaggregation of revenue

	2025	2024[1]	2023
	$ million	$ million	$ million
Revenue by product from continuing operations
Knee Implants	1,011	977	940
Hip Implants	641	619	599
Other Reconstruction	136	101	111
Trauma & Extremities	649	608	564
Orthopaedics	2,437	2,305	2,214
Sports Medicine Joint Repair	1,067	982	945
Arthroscopic Enabling Technologies	647	632	588
ENT (Ear, Nose and Throat)	220	210	196
Sports Medicine & ENT	1,934	1,824	1,729
Advanced Wound Care	766	735	725
Advanced Wound Bioactives	621	581	553
Advanced Wound Devices	406	365	328
Advanced Wound Management	1,793	1,681	1,606
Consolidated revenue from continuing operations	6,164	5,810	5,549

1 Robotics consumables revenue has been reclassified from Other Reconstruction to Knee and Hip implants.

The following table shows the disaggregation of Group revenue by geographic market and product category. The disaggregation of revenue into the two product categories below reflects that in general the products in the Advanced Wound Management business unit are sold to wholesalers and intermediaries, while products in the other business units are sold directly to hospitals, Ambulatory Surgery Centers and distributors. The further disaggregation of revenue by Established Markets and Emerging Markets reflects that in general our products are sold through distributors and intermediaries in the Emerging Markets while in the Established Markets, with the exception of the Advanced Wound Care and Bioactives products, which are in general sold direct to hospitals and Ambulatory Surgery Centers. The disaggregation by Established Markets and Emerging Markets also reflects their differing economic factors, including volatility in growth and outlook.

			2025			2024			2023
	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total	Established Markets[1]	Emerging Markets	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Orthopaedics, Sports Medicine & ENT	3,606	764	4,370	3,366	763	4,129	3,184	759	3,943
Advanced Wound Management	1,555	239	1,794	1,464	217	1,681	1,406	200	1,606
Total	5,161	1,003	6,164	4,830	980	5,810	4,590	959	5,549

1	Established Markets comprises the US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

Segment trading profit is reconciled to the statutory measure below:

	2025	2024	2023
	$ million	$ million	$ million
Segment profit
Orthopaedics	363	265	251
Sports Medicine & ENT	461	437	394
Advanced Wound Management	447	399	372
Segment trading profit	1,271	1,101	1,017
Corporate costs[1]	(60)	(52)	(47)
Acquisition and disposal-related items[2]	(32)	(94)	(60)
Restructuring and rationalisation expenses	(47)	(123)	(220)
Amortisation and impairment of acquisition intangibles[2]	(176)	(187)	(207)
Legal and other[2]	(162)	12	(58)
Operating profit	794	657	425
Interest income	28	24	34
Interest expense	(140)	(145)	(132)
Other finance costs	(16)	(28)	(7)
Share of results of associates	113	(10)	(30)
Profit before taxation	779	498	290

1	Corporate costs include centralised infrastructure costs, such as compliance and group functions.
2	During 2025, the Group undertook a strategic review of its inventory portfolio and determined that certain product ranges would be phased out and simplified. As a result, the Group recognised an excess and obsolescence charge of $159m within legal and other items. During 2024, the Group announced its intention to close the Warwick manufacturing site that manufactures Birmingham Hip Resurfacing (BHR) products. As a result, a total of $68m of BHR assets and liabilities were written off, which mainly includes goodwill of $63m (included in acquisition and disposal-related items). During 2023, management evaluated the commercial viability of Engage products and concluded that they should be discontinued. A total of $109m of Engage’s assets and liabilities were written off as a result of this action, which includes goodwill of $84m (included in acquisition and disposal-related items), intangible assets of $37m (included in amortisation and impairment of acquisition intangibles), inventory of $21m (included in legal and other), partially offset by remeasurement of contingent consideration of $33m (included in acquisition and disposal-related items).

Schedule of depreciation and amortisation included in segment profit

Depreciation and amortisation included in the segment profit is presented below:

	2025	2024	2023
	$ million	$ million	$ million
Depreciation and amortisation
Orthopaedics	227	213	194
Sports Medicine & ENT	105	98	97
Advanced Wound Management	69	62	56

Assets and liabilities by geographic location

	2025	2024	2023
	$ million	$ million	$ million
United Kingdom	608	465	525
United States of America	3,426	3,517	3,692
Other	1,909	1,538	1,397
Total non-current assets of the consolidated Group[1]	5,943	5,520	5,614

1	Non-current assets exclude retirement benefit assets and deferred tax assets.